Accumulated Other Comprehensive Loss	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	Stockholders' Equity (Deficit) and Accumulated Other Comprehensive Loss

The following tables present the changes in the components of stockholders' equity (deficit) for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended June 30, 2019
	Equity (Deficit) Attributable to Hilton Stockholders
			Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
	Common Stock						Noncontrolling Interests
	Shares	Amount						Total
	(in millions)
Balance as of March 31, 2019	292	$3	$(2,921)	$10,374	$(6,558)	$(798)	$8	$108
Net income	—	—	—	—	260	—	1	261
Other comprehensive loss	—	—	—	—	—	(8)	—	(8)
Dividends	—	—	—	—	(44)	—	—	(44)
Repurchases of common stock	(4)	—	(383)	—	—	—	—	(383)
Share-based compensation	—	—	—	45	—	—	—	45
Deconsolidation of a VIE	—	—	—	—	—	—	(2)	(2)
Balance as of June 30, 2019	288	$3	$(3,304)	$10,419	$(6,342)	$(806)	$7	$(23)

	Three Months Ended June 30, 2018
	Equity (Deficit) Attributable to Hilton Stockholders
			Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
	Common Stock						Noncontrolling Interests
	Shares	Amount						Total
	(in millions)
Balance as of March 31, 2018	317	$3	$(1,001)	$10,288	$(6,868)	$(680)	$5	$1,747
Net income	—	—	—	—	217	—	—	217
Other comprehensive loss	—	—	—	—	—	(62)	—	(62)
Dividends	—	—	—	—	(46)	—	—	(46)
Repurchases of common stock	(19)	—	(1,329)	—	—	—	—	(1,329)
Share-based compensation	—	—	—	33	—	—	—	33
Balance as of June 30, 2018	298	$3	$(2,330)	$10,321	$(6,697)	$(742)	$5	$560

	Six Months Ended June 30, 2019
	Equity (Deficit) Attributable to Hilton Stockholders
			Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
	Common Stock						Noncontrolling Interests
	Shares	Amount						Total
	(in millions)
Balance as of December 31, 2018	295	$3	$(2,625)	$10,372	$(6,417)	$(782)	$7	$558
Net income	—	—	—	—	418	—	2	420
Other comprehensive loss	—	—	—	—	—	(24)	—	(24)
Dividends	—	—	—	—	(87)	—	—	(87)
Repurchases of common stock	(8)	—	(679)	—	—	—	—	(679)
Share-based compensation	1	—	—	47	—	—	—	47
Cumulative effect of the adoption of ASU 2016-02	—	—	—	—	(256)	—	—	(256)
Deconsolidation of a VIE	—	—	—	—	—	—	(2)	(2)
Balance as of June 30, 2019	288	$3	$(3,304)	$10,419	$(6,342)	$(806)	$7	$(23)

	Six Months Ended June 30, 2018
	Equity (Deficit) Attributable to Hilton Stockholders
			Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
	Common Stock						Noncontrolling Interests
	Shares	Amount						Total
	(in millions)
Balance as of December 31, 2017	317	$3	$(891)	$10,298	$(6,981)	$(741)	$3	$1,691
Net income	—	—	—	—	378	—	2	380
Other comprehensive loss	—	—	—	—	—	(1)	—	(1)
Dividends	—	—	—	—	(94)	—	—	(94)
Repurchases of common stock	(20)	—	(1,439)	—	—	—	—	(1,439)
Share-based compensation	1	—	—	23	—	—	—	23
Balance as of June 30, 2018	298	$3	$(2,330)	$10,321	$(6,697)	$(742)	$5	$560

The changes in the components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2018	$(545)	$(260)	$23	$(782)
Other comprehensive income (loss) before reclassifications	11	—	(35)	(24)
Amounts reclassified from accumulated other comprehensive loss	1	4	(5)	—
Net current period other comprehensive income (loss)	12	4	(40)	(24)
Balance as of June 30, 2019	$(533)	$(256)	$(17)	$(806)

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2017	$(513)	$(229)	$1	$(741)
Other comprehensive income (loss) before reclassifications	(45)	—	36	(9)
Amounts reclassified from accumulated other comprehensive loss	—	3	5	8
Net current period other comprehensive income (loss)	(45)	3	41	(1)
Balance as of June 30, 2018	$(558)	$(226)	$42	$(742)
____________

(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.

The following table presents additional information about reclassifications out of accumulated other comprehensive loss; amounts in parentheses indicate a loss in our condensed consolidated statements of operations:

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
	(in millions)
Currency translation adjustment:
Liquidation of investment in a foreign entity(1)	$(1)	$(1)
Total currency translation adjustment reclassifications for the period, net of taxes	(1)	(1)

Pension liability adjustment:
Amortization of prior service cost(3)	(1)	(2)
Amortization of net loss(3)	(1)	(3)
Tax benefit(2)	—	1
Total pension liability adjustment reclassifications for the period, net of taxes	(2)	(4)

Cash flow hedge adjustment:
Dedesignated interest rate swaps(4)	3	6
Tax expense(2)	—	(1)
Total cash flow hedge adjustment reclassifications for the period, net of taxes	3	5
Total reclassifications for the period, net of taxes	$—	$—
____________

(1)
Includes a gain on the related net investment hedge. Reclassified to loss on foreign currency transactions in our condensed consolidated statements of operations. The related tax benefit reclassified to income tax expense in our condensed consolidated statements of operations was less than $1 million.

(2)	Reclassified to income tax expense in our condensed consolidated statements of operations.

(3)	Reclassified to other non-operating income (loss), net in our condensed consolidated statements of operations.

(4)	Reclassified to interest expense in our condensed consolidated statements of operations.

As of June 30, 2019, approximately $1.4 billion remained available for share repurchases under our $3.5 billion stock repurchase program.

Comprehensive Income (Loss) Note [Text Block]	Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2015	$(580)	$(194)	$(10)	$(784)
Other comprehensive loss before reclassifications	(157)	(63)	(9)	(229)
Amounts reclassified from accumulated other comprehensive loss	(1)	6	7	12
Net current period other comprehensive loss	(158)	(57)	(2)	(217)
Balance as of December 31, 2016	(738)	(251)	(12)	(1,001)
Other comprehensive income (loss) before reclassifications	161	15	(4)	172
Amounts reclassified from accumulated other comprehensive loss	1	7	17	25
Net current period other comprehensive income	162	22	13	197
Spin-offs of Park and HGV	63	—	—	63
Balance as of December 31, 2017	(513)	(229)	1	(741)
Other comprehensive income (loss) before reclassifications	(70)	(18)	17	(71)
Amounts reclassified from accumulated other comprehensive loss	—	9	5	14
Net current period other comprehensive income (loss)	(70)	(9)	22	(57)
Cumulative effect of the adoption of ASU 2018-02	38	(22)	—	16
Balance as of December 31, 2018	$(545)	$(260)	$23	$(782)
____________

(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.

The following table presents additional information about reclassifications out of accumulated other comprehensive loss (amounts in parentheses indicate a loss in our consolidated statements of operations):

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Currency translation adjustment:
Sale or liquidation of investment in foreign entity(1)	$—	$(2)	$—
Gains on net investment hedges(1)	—	1	1
Total currency translation adjustment reclassifications for the period, net of taxes	—	(1)	1
Pension liability adjustment:
Amortization of prior service cost(2)	(3)	(3)	(4)
Amortization of net loss(2)	(8)	(7)	(5)
Tax benefit(3)	2	3	3
Total pension liability adjustment reclassifications for the period, net of taxes	(9)	(7)	(6)
Cash flow hedge adjustment:
Dedesignated interest rate swaps(4)	(6)	(26)	(12)
Tax benefit(3)	1	9	5
Total cash flow hedge adjustment reclassifications for the period, net of taxes	(5)	(17)	(7)
Total reclassifications for the period, net of taxes	$(14)	$(25)	$(12)
____________

(1)
Reclassified out of accumulated other comprehensive loss to gain (loss) on foreign currency transactions in our consolidated statements of operations. The related tax benefits for the years ended December 31, 2017 and 2016 were less than $1 million and were reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.

(2)
Reclassified out of accumulated other comprehensive loss to other non-operating income, net in our consolidated statements of operations. These amounts were included in the computation of net periodic pension cost (credit). See Note 15: "Employee Benefit Plans" for additional information.

(3)	Reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.
(4)
Reclassified out of accumulated other comprehensive loss to interest expense in our consolidated statements of operations. See Note 11: "Derivative Instruments and Hedging Activities" for additional information.